Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current liabilities [abstract]
VAT Payables	$ 16	$ 0
Accruals for personnel related expenses	8,830	9,368
Other	1,251	852
Total other current liabilities	$ 10,097	$ 10,219